Significant Risks - Schedule of Total Purchase from the Vendor Accounted (Details) - Supplier Concentration Risk [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 11,435,586	$ 8,857,082	$ 12,847,092
Percentage of total purchase	73.00%	53.00%	78.00%
Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable	$ 3,416,931		$ 277,500
Percentage of Accounts payable	98.00%		100.00%
Vendor A [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 4,876,263	$ 3,017,416
Percentage of total purchase	31.00%	18.00%
Vendor A [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable	$ 3,416,931
Percentage of Accounts payable	98.00%
Vendor B [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 2,829,662	$ 4,126,222
Percentage of total purchase	18.00%	25.00%
Vendor B [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Vendor C [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 2,002,164
Percentage of total purchase	13.00%
Vendor C [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Vendor D [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 1,727,497
Percentage of total purchase	11.00%
Vendor D [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Vendor E [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 1,713,444
Percentage of total purchase		10.00%
Vendor E [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable
Vendor F [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase			$ 10,529,156
Percentage of total purchase			64.00%
Vendor F [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable			$ 277,500
Percentage of Accounts payable			100.00%
Vendor G [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase			$ 2,317,936
Percentage of total purchase			14.00%
Vendor G [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Percentage of Accounts payable